Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets of all segments	$ 9,719,938	$ 9,915,929
Cash	639,491	692,127	779,748	422,510
Accounts receivable and other assets	642,596	529,621
Total assets	$ 11,002,025	$ 11,137,677